Related Party Transactions and Balances (Details) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 11, 2023	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 04, 2021	Oct. 26, 2020	Jun. 25, 2020	Oct. 14, 2019
Related Party Transactions and Balances (Details) [Line Items]
Interest rate	6.00%									10.95%
Accrued interest expenses						$ 17,256	$ 39,659	$ 34,512	$ 71,929
Related party interest rate				10.00%	10.00%						10.00%	0.08%
Interest income				$ 25,537
Acquired equity interest														100.00%	20.00%
Loans receivable										$ 3,053,914
Interest receivable										8,000
Prepayments										1,530,784
Loans amount										$ 2,900,000
Short-term Debt, Terms										one
Interest rate										10.95%
Related Party Transaction, Terms and Manner of Settlement					8%
Interest Expense, Related Party										$ 104,522
Related Party Transaction, Due from (to) Related Party										4
Accrued interest expense										16,744,094	$ 100,180
Subsequent Event [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate		10.95%
Guangzhou Chengji [Member]
Related Party Transactions and Balances (Details) [Line Items]
Borrowed a loan								1,199,163		1,768,287
Chengdu Jianluo Technology Co Ltd [Member]
Related Party Transactions and Balances (Details) [Line Items]
Borrowed a loan										$ 1,461,030	166,309
Beijing TD [Member] | Subsequent Event [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate			10.95%
Yunfeihu Logistics [Member] | Subsequent Event [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate		10.95%
TD E-commerce [Member] | Subsequent Event [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate			10.95%
Shenzhen Jingu [Member] | Subsequent Event [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate			10.95%
Guangdong TD [Member] | Subsequent Event [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate		10.95%
TTHD [Member] | Subsequent Event [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate		10.95%
Yunfeihu [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate										10.95%
Purchase of copyright software						$ 5,107,410		$ 5,107,410
Interest receivable										$ 195,000
Qianhai Baiyu [Member]
Related Party Transactions and Balances (Details) [Line Items]
Related party loan interest rate										10.00%
Aggregate lent loan				$ 2,839,533
Acquired equity interest													100.00%
Cost of revenue											$ 489,231
TD International [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest receivable										$ 8,000
TTHD [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate										10.95%
Interest receivable										$ 50,000